September 5, 2006

Jennifer Hardy, Legal Branch Chief

Division of Corporation Finance

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Tasker Products Corp.
Amendment No. 1 to Registration Statement on Form S-1 filed July 11, 2006
File No. 333-133549

Form 10-KSB for the fiscal year ended December 31, 2005

Ladies and Gentlemen:

We have received the Staff’s letter dated July 24, 2006 containing comments with respect to the above-referenced filing. The remainder of this letter provides the text of your comments followed, in each case, by a response. In this regard, concurrently with submitting this response letter, we are filing an Amendment No. 2 to the Registration Statement on Form S-1 (the “Registration Statement”). Unless otherwise indicated, page references in the responses below are to the preliminary prospectus, forming a part of the Registration Statement (the “prospectus”). Capitalized terms used but not defined in this letter have the meanings given to them in such prospectus.

Amendment No. 1 to Registration Statement on Form S-1

General

1.             We read your response to comment 10 of our letter dated May 24, 2006. Please provide us with a detailed calculation of your net tangible assets as of December 31, 2005.

Response

Our net tangible assets (as defined under Rule 3a51-1(g)(1)) was $48,952 at December 31, 2005. Since our common stock is a “penny stock” as defined under Rule 3a51-1, we have revised the disclosure in the third paragraph on the cover page, in the first full risk factor on page 10 and under the caption “Plan of Distribution on page 58 of the prospectus in accordance with the Staff’s letter dated May 24, 2006, i.e., comments 10, 18 and 51.

2.             In response to comment 5 of our letter dated May 24, 2006, it is unclear to us why you have omitted a balance sheet for pHarlo Group as of December 31, 2003. Based on the significance of this acquisition, it would appear that a balance sheet as of December 31, 2003 should be included. Please tell us your basis for not including a balance sheet as of this date or amend your Form S-1 to include the December 31, 2003 pHarlo Group balance sheet.

Response

The balance sheet for pHarlo Group as of December 31, 2003 has been added to the combined balance sheets of the pHarlo Group on page F-52 of the prospectus.

3.             We have reviewed your response to comment 6 of our letter dated May 24, 2006. Your disclosures in Note 12 do not meet the requirements of Article 11 of Regulation S-X. It is unclear to us how you determined that the July 2005 acquisition would only impact net loss by 1% and thus, would not be relevant to users from a materiality perspective. Further, it is unclear why the preparation of a pro forma statement of operations would be cost prohibitive. We note that you have available pHarlo Group’s statement of operations for the six months ended June 30, 2005. In addition, we note that you include pHarlo Group’s operations in your statement of operations subsequent to its acquisition in July 2005. Therefore, we repeat our comment to include a pro forma statement of operations for the year ended December 31, 2005 and the quarter ended March 31, 2006, as if the acquisition occurred on January 1, 2005.

Response

2005 proforma

Our reference to 1% is computed as follows (in thousands):

2005 net loss per consolidated statement of operations	$18,269
2005 proforma net loss per footnote 12	$18,514
Difference	$245	(or 1%)

We do have available the six month ended June 30, 2005 revenue, expense (inclusive of their expense classifications) and loss information. However, post June 30, 2005 we do not have segregated and will not be able to segregate or segregate without incurring significant costs the pHarlo expense information classified in their respective expense categories. Consequently we believe that we can not prepare the 2005 pro forma statement of operations, in the detail required by Article 11 of Regulation S-X, since the operating activities and results of pHarlo and Tasker were not segregated following the July 2005 acquisition.

In light of the foregoing, we request that you consider our current disclosure as sufficient.

2006 proforma

Since the acquisition of pHarlo occurred in July 2005, the accounts of pHarlo and Tasker have been included for the entire six month interim period that ended June 30, 2006. We believe the preparation of a six month 2006 pro forma statement of operations, in the detail required by Article 11 of Regulation S-X, would be cost prohibitive, since the operating activities and results of pHarlo and Tasker were not segregated following the July 2005 acquisition. Accordingly, we request that you consider our current disclosure as sufficient.

Prospectus Summary, page 1

The Offering, page 2

4.             Please reconcile the disclosure in the third and fourth sentences of footnote (2).

Response

Reference is made to the revised disclosure in footnote (2) on page 2 of the prospectus.

Risk Factors, page 4

Unless we obtain new financing and/or generate revenue..., page 4

5.             The statement that the timeframe for the possible liquidity impairment is “the next one hundred twenty days” is too general. Please provide a date certain.

Response

Reference is made to the first risk factor on page 4 of the prospectus, which specifies the potential liquidity impairment date is the fourth quarter of 2006.

Intense competition could harm our financial performance..., page 7

6.             The disclosure in this risk factor is too lengthy and appears to have been copied from disclosure elsewhere in your prospectus that elaborates on the background and subject matter of the stated risks but that was not drafted for the purpose of highlighting the stated risks. Please revise so that the risks are clearly disclosed with only enough other information included to place the risk in context. Please also comply with this comment under the risk factor subheading “Our ability to reach some of the markets currently set forth in our business plan...” on page 6.

Response

Reference is made to the first and third full risk factors on pages 6 and 7 of the prospectus, which have been revised to more clearly disclose only enough information to place the appropriate risks in context.

7.             Please remove mitigating language from this risk factor. In this regard, we note the disclosure in the last sentence of each of the first and second paragraphs and in the second, fifth, sixth, and seventh sentences of the third paragraph.

Response

Reference is made to the third full risk factor on pages 6 and 7 of the prospectus, which has been revised to remove mitigating language.

If we are unable to comply with the terms of registration rights agreements, page 10

8.             We note the disclosure in the last sentence of the third paragraph that you do not believe you will be liable for liquidated damages. Please disclose the amount of liquidated damages for which you could be liable.

Response

Reference is made to the last sentence in the third paragraph of the first full risk factor on page 8 of the prospectus, which discloses the amount of liquidated damages for which we may be liable.

If our common stock becomes subject to the SEC’s penny stock rules..., page 11

9.             We note the disclosure in the first sentence of the first paragraph regarding the $5,000,000 net tangible asset requirement. Please reconcile with the statement in your response to comment 10 of our letter dated May 24, 2006, in which you state that you are only subject to the $2,000,000 net tangible asset requirement.

Response

Reference is made to the first full risk factor on page 10 of the prospectus, which has been revised to indicate that the net asset requirement is $2,000,000.

Management’s Discussion and Analysis..., page 14

Critical Accounting Policies and Significant Judgments and Estimates, page 15

Derivative Instruments, page 15

10.          Please update the disclosure in the last paragraph of this section as of the most recent practicable date.

Response

The disclosure in last paragraph of the subsection captioned “Derivative Instruments” on page 17 of the prospectus has been updated to June 30, 2006.

Critical Accounting Policies, Goodwill and Intangible Assets, page 18

11.          We have reviewed your response to comment 24 of our letter dated May 24, 2006. The basis for your determination that your goodwill is not impaired remains unclear. Please clarify how you determined your revenue, gross margin, and cash flow growth rates in light of the following disclosures in your registration statement:

•                                          On page 1, you disclose that you expect to continue to incur losses in the short term.

•                                          You disclose on page 4 that you are rapidly depleting your cash resources and your ability to continue to operate and grow your business is dependent upon obtaining new financing and/or generating revenue growth from operations and your liquidity position will become significantly impaired if you are unable to arrange new financing and/or generate sufficient revenue growth over the next one hundred twenty days.

•                                          On page 22, you disclose that you are still in the process of securing regulatory approvals for certain applications.

•                                          Revenue for the three months ended March 31, 2006 was $220,636.

Please advise. In addition, in light of the above, please provide to us a copy of your business plan that details how you will grow your business and support your revenue, gross margin, and cash flow growth over the next five years, as well  detailed information to support the assumptions used in your valuation. Please also provide us with a copy of your goodwill impairment test in 2005 and 2006, if applicable. To the extent that you have obtained a valuation from an independent valuation firm, please also provide us with a copy of the firm’s report.

Response

Under separate cover, we are providing to the Staff as Annex A hereto copies of (a) the valuation for the 2005 goodwill impairment test dated March 17, 2006, (b) revised valuation for the 2005 goodwill impairment test dated August 25, 2006 and (c) the valuation for the goodwill and intangible asset impairment test as of June 30, 2006. We do not have a formal business plan. The information in our informal business plan (e.g., cash flows, size of market and competitors) has not been consolidated into one document. Additionally, we note that at the time of its preparation, the December 31, 2005 valuation contained a computational error which was discovered in preparing our June 30, 2006 valuation. Although the error resulted in a significantly lower valuation, there was still no impairment indicated.

In response to your comment points, we note that the events and circumstances cited were applicable as of the filing of the Form S-1/A, but either were considered in our evaluation of impairment or did not, to our knowledge, exist at December 31, 2005 or March 31, 2006. Our projections included no revenues for the first and second quarter of 2006 and continuing losses in the short-term. Also we were working on securing regulatory approvals. At those earlier dates, we believed that our resources would be, when considering transactions under negotiation or which had recently been completed, sufficient to achieve our plans. Our revenues for the three months ended March 31, 2006 were in excess of our projections. In preparation of the Form S-1/A and, subsequently, the Form 10-Q for June 30, 2006, we projected revenues for the third and fourth quarter of 2006 significantly lower than our original revenue projections which translated in losses in excess of anticipated losses and consequently higher than anticipated cash burn. Additionally the continuing delay in regulatory approvals (received on August 3, 2006), together with an evaluation of the business based on new management’s six months experience with the business and it challenges, indicated that events or changes in circumstances may make the carrying amount of our intangible assets unrecoverable and/or that we should test for goodwill impairment between annual tests. As a result of those tests, we recorded an impairment to our intangible asset(s) and of our goodwill at June 30, 2006.

In summary, our valuations at December 31, 2005 did not indicate an impairment, our circumstances and results at March 31, 2006 did not, in our judgment, indicate that we should test for impairment, while at June 30, 2006 the circumstances, results and revision of projections did indicate that we should test for impairment, which we then did.

Pursuant to Rule 83 of the SEC’s rules and regulations relating to SEC records and information, 17 C.F.R. 200.83, we hereby request that confidential treatment be accorded to Annex A and that such material not be disclosed in response to any inquiry under the Freedom of Information Act (5 U.S.C. §552). Please promptly inform us of any request under the Freedom of Information Act or otherwise so that we may substantiate this request for confidential treatment according to Rule 83. All of the pages of Annex A being hand delivered to the Staff have been marked with a legend substantially similar to the following: “Confidential Treatment Requested by Tasker Products Corp.” In addition to our request for confidential treatment of Annex A, we request that any memoranda, notes or other writings made by any member or employee of the SEC relating to the foregoing or any conference or telephone conversation with respect thereto and any copies of extracts of any of the foregoing be withheld from public availability pursuant to 5 U.S.C. §552(b)(4), and 17 C.F.R. §200.80(b)(4).

12.          We note that your stock price has been declining through 2006. We also note your disclosure on page F-37 that you entered into a Securities Purchase Agreement in January 2006 in which you sold one share of common stock and a warrant to purchase one share of common stock at an exercise price of $1.00 per share for $0.70 per unit. Accordingly, please:

•                                          Reconcile your estimate of your fair value to your market capitalization, which we note has been less than your estimate of fair value, has been less than your actual book value for a portion of 2006, and continues to decline. In this regard, it does not appear appropriate to compare your market capitalization on a fully diluted basis with your equity based on the actual number of shares outstanding.

•                                          Reconcile your estimate of your fair value to the price at which you issued common stock and warrants in your January 2006 private placement. The $0.70 price per unit suggests that your common stock was valued at an amount less than $0.70, which would result in a fair value that is less than your book value.

•                                          Tell us how your actual 2006 results thus far compare to your projections of your 2006 results used in your goodwill impairment test. To the extent that your actual results are less than your projections, please tell us the impact of these actual results in any revised projections on your goodwill impairment tests in 2006.

Response

(i) At December 31, 2005, our business enterprise value, as revised on August 25, 2006, was $80.5 million and our market cap was $65 million. At June 30, 2006, our business enterprise value was $34 million and our market cap was $51.5 million. After the filing of the report on Form 10-Q for the period ended June 30, 2006, our market cap was $28 million.

(ii) The transaction cited represented the best deal we were able to negotiate for the amount we needed to raise and an analysis in comparison to our stock price as an estimate of our enterprise is not appropriate considering the fact that our stock price went as high as $0.96 per share after the transaction. Additionally, the $0.70 per unit value of the placement was not known at December 31, 2005.

(iii) Our results through June 30, 2006 were: (a) actual revenue of $758,000 versus no projected revenue (b) actual gross margin of $545,000 versus no projected gross margin.

As a result of these differences, and an evaluation of the first six months of operations under a new executive team, we revised our projections. Those revised projections were used in the evaluation of impairment at June 30, 2006.

13.          We note in your response to comment 24 of our letter dated May 24, 2006 that you do not separately track the operating results of each product application in your system or report these amounts. Disclose this fact in your footnotes to the financial statements. Refer to paragraph 37 of SFAS No. 131.

Response

Reference is made to Note 14 to our Unaudited Condensed Consolidated Financial Statements on page F-49 of the prospectus, which discloses that, except for revenue, the operating results for each product application are not separately tracked or reported.

Critical Accounting Policies, Goodwill and Intangible Assets, page 19

14.          We note the additional disclosures in response to comment 25 of our letter dated May 24, 2006. Please disclose, in detail, the basis for the main assumptions used in your discounted cash flow model to determine the fair value of the utility patents.

Response

Reference is made to the third and fourth paragraphs of the subsection captioned “Valuation of Acquired Intangible Assets” on pages 18 and 19 of the prospectus.

Result of Operations, Three months Ended March 31, 2006 Compared to Three Months Ended March 31, 2005, page 22

15.          We note in your response to comment 74 of our letter dated May 24, 2006 that you will revise your settlement amount to $249,000 instead of the $320,000 that was originally disclosed. We also note your disclosure that your general and administrative expenses increased $658,000 for the three months ended March 31, 2006. Please revise your discussion of general and administrative expenses to disclose and quantify the reasons for the remaining $287,000 increase in your general and administrative expenses for the three months ended March 31, 2006.

Response

Reference is made to the fifth paragraph of the subsection captioned “Selling, General and Administrative” on pages 22 and 23 of the prospectus, which identifies and quantifies the material components of the increase in general and administrative expenses.

16.          We note you disclose on page 23 that your compensation expense increased $416,000 during the three months ended March 31, 2006, primarily due to an increase in severance costs. However, in Note 13 on page F-60, you disclose that you recorded $224,000 during the first quarter of 2006 for severance costs. Please expand your discussion of compensation expense to explain and quantify the reasons for the remaining increase in your compensation expense.

Response

The disclosure in the third paragraph of the subsection captioned “Selling, General and Administrative” on page 22 of the prospectus has been revised to disclose the reasons for the increase in compensation expense for the six months ended June 30, 2006 as compared to the six months ended June 20, 2005.

17.          We note that on page 22, your Selling, General and Administrative costs for the three months ended March 31, 2006 increased by approximately $1.2 million from $2.9 million to $4.1 million. However, based on your disclosures for sales and marketing expenses, compensation expense, professional fees, general and administrative expenses, and share-based payments, your total selling, general and administrative expenses increased by $1.72 million. Please disclose the nature of this offsetting amount of approximately $0.5 million.

Response

Reference is made to the revised disclosure in the sixth paragraph of the subsection captioned “Selling, General and Administrative” on page 23 of the prospectus.

Liquidity and Capital Resources, page 24

Overview, page 24

18.          We note the disclosure in the fifth sentence of the first paragraph that you could incur monthly liquidated damages if you fail to maintain the effectiveness of the registration statements related to your April 2004 and July 2004 financings. We also note your disclosure in the last sentence of the second paragraph of the risk factor “If we are unable to comply with the terms of registration...” on page 10. Please reconcile and clearly state whether you owe the liquidated damages as a result of the information not being current.

Response

Reference is made to the revised disclosure in the first paragraph of the subsection captioned “Overview” on page 27 of the prospectus.

19.          It appears that you are required to pay liquidated damages in shares of common stock and warrants. In this regard, we note the disclosure in the last sentence of the first paragraph on page F-36. Please discuss this fact and how it will impact stockholders. Please also add risk factor disclosure.

Response

Reference is made to revised disclosure in the first risk factor on page 9 of the prospectus.

20.          We note the disclosure in the third paragraph. Please disclose in greater detail the reasons why your liquidity position may become significantly impaired.

Response

Reference is made to the revised disclosure in the second paragraph of the subsection captioned “Overview” on page 27 of the prospectus, which replaced the phrase “our liquidity position will become significantly impaired” with the phrase “we will not have sufficient cash to support our operations and meet our obligations.” Corresponding changes have been made elsewhere in the prospectus.

Financing Activities, page 27

21.          We read your response to comment 27 of our letter dated May 24, 2006. Please identify the provisions of the Sarbanes-Oxley Act of 2002 with which you were not in compliance.

Response

Reference is made to the fifth full paragraph on page 29 of the prospectus.

Business, page 29

22.          We read your responses to comments 1 and 30 of our letter dated May 24, 2006 and reissue these comments with respect to the terms “bacteriostatic properties;” “alkaline content;” “shelf life extension;” and “chill process.” In this regard, we note that these terms are not defined where they are first used. For example, the term “chill process” is defined in the second full paragraph on page 31, but it is first used in the third full paragraph on page 7.

Response

Reference is made to the second paragraph on page 1 (“bacteriostatic properties”), the last paragraph on page 13 (“alkaline content”), the fourth paragraph on page 5 (“shelf life extension”) and the first full paragraph on page 7 (“chill process”) of the prospectus.

Unifresh Pen Spry, page 30

23.          We note the disclosure in the last sentence of the second paragraph. Please disclose whether any government approvals are required for this product.

Response

Reference is made to the last sentence in the subsection captioned “Unifresh Pen Spray” on page 34 of the prospectus.

Seafood Processing Products, page 31

24.          We note the statement in the first sentence of the first paragraph “subject to the receipt of any necessary regulatory approvals.” Please disclose whether you are required to obtain any regulatory approvals and, if so, describe these approvals. Please also comply with this comment with respect to the second sentence of the third paragraph under the heading “Government Approvals and Regulations” on page 32.

Response

Reference is made to the revised disclosure in the first paragraph in the subsection captioned “Seafood Processing Products” on page 33 and the third paragraph in the section “Government Approvals and Regulations” on page 34 of the prospectus.

Government Approvals and Regulations, page 32

25.          We read your response to comment 40 of our letter dated May 24, 2006 and we reissue this comment, as the disclosure in the “Product Development” section is not responsive to our comment.

Response

Under separate cover, we are providing to the Staff as Annex B hereto a copy of the letter from the FDA, dated February 18, 2004. Pursuant to Rule 83 of the SEC’s rules and regulations relating to SEC records and information, 17 C.F.R. 200.83, we hereby request that confidential treatment be accorded to Annex B and that such material not be disclosed in response to any inquiry under the Freedom of Information Act (5 U.S.C. §552). Please promptly inform us of any request under the Freedom of Information Act or otherwise so that we may substantiate this request for confidential treatment according to Rule 83. All of the pages of Annex B being hand delivered to the Staff have been marked with a legend substantially similar to the following: “Confidential Treatment Requested by Tasker Products Corp.” In addition to our request for confidential treatment of Annex B, we request that any memoranda, notes or other writings made by any member or employee of the SEC relating to the foregoing or any conference or telephone conversation with respect thereto and any copies of extracts of any of the foregoing be withheld from public availability pursuant to 5 U.S.C.
§552(b)(4), and 17 C.F.R. §200.80(b)(4).

26.          We note the disclosure in the last sentence of the first paragraph. Please provide us with copies of the FDA letters.

Response

Under separate cover, we are providing to the Staff as Annex C hereto copies of the FDA letters. Pursuant to Rule 83 of the SEC’s rules and regulations relating to SEC records and information, 17 C.F.R. 200.83, we hereby request that confidential treatment be accorded to Annex C and that such material not be disclosed in response to any inquiry under the Freedom of Information Act (5 U.S.C. §552). Please promptly inform us of any request under the Freedom of Information Act or otherwise so that we may substantiate this request for confidential treatment according to Rule 83. All of the pages of Annex C being hand delivered to the Staff have been marked with a legend substantially similar to the following: “Confidential Treatment Requested by Tasker Products Corp.” In addition to our request for confidential treatment of Annex C, we request that any memoranda, notes or other writings made by any member or employee of the SEC relating to the foregoing or any conference or telephone conversation with respect thereto and any copies of extracts of any of the foregoing be withheld from public availability pursuant to 5 U.S.C. §552(b)(4), and 17 C.F.R.
§200.80(b)(4).

Legal Proceedings, page 38

27.          We read your response to comment 45 of our letter dated May 24, 2006. Please provide us with a copy of the letter from Provco Ventures.

Response

Under separate cover, we are providing to the Staff as Annex D hereto a copy of the letter from Provco Ventures. Pursuant to Rule 83 of the SEC’s rules and regulations relating to SEC records and information, 17 C.F.R. 200.83, we hereby request that confidential treatment be accorded to Annex D and that such material not be disclosed in response to any inquiry under the Freedom of Information Act (5 U.S.C. §552). Please promptly inform us of any request under the Freedom of Information Act or otherwise so that we may substantiate this request for confidential treatment according to Rule 83. All of the pages of Annex D being hand delivered to the Staff have been marked with a legend substantially similar to the following: “Confidential Treatment Requested by Tasker Products Corp.” In addition to our request for confidential treatment of Annex D, we request that any memoranda, notes or other writings made by any member or employee of the SEC relating to the foregoing or any conference or telephone conversation with respect thereto and any copies of extracts of any of the foregoing be withheld from public availability pursuant to 5 U.S.C. §552(b)(4), and 17 C.F.R. §200.80(b)(4).

Selling Stockholders, page 52

28.          We note the statement in the last sentence of the third paragraph that any selling stockholder identified as a broker-dealer “may be deemed to be” an underwriter. Please revise to state that each selling stockholder that is a broker-dealer “is” an underwriter.

Response

Reference is made to the last sentence on page 53 of the prospectus.

Plan of Distribution, page 56

29.          Please identify each selling stockholder that is an underwriter.

Response

Although several of the selling stockholders are affiliated with a broker-dealer, current information available to us indicates that none of the selling stockholders is a broker-dealer. We are still waiting to receive all of the responses to our selling stockholder questionnaire. Upon receipt of these responses the prospectus will be updated as appropriate.

2. Significant Accounting Policies, Derivative Instruments, page F-14

30.          We have reviewed your response to comment 60 of our letter dated May 24, 2006. Please revise your disclosures to clarify that you currently apply View C of EITF 05-4 and the effect of its application on your December 2004, September 2005, and January 2006 registration rights agreements. Further, please tell us whether there is a registration rights agreement associated with your November 2002 private placement. If so, please also disclose how you account for this agreement.

Response

We have revised the disclosure in the prospectus to state that we have followed View C, and clarify the impact that this guidance had in accounting for the December 2004, September 2005 and January 2006 registration rights agreements. Reference is made to the third and fifth paragraphs under the subsection captioned “Derivative Instruments” on pages 16 and 17 and the third and fifth paragraphs under the section captioned “Derivative Instruments” on pages F-14 and F-15 of the prospectus.

We inform the Staff that the November 2002 private placement did not contain a Subscription Agreement. Rather the securities purchase agreement for the November 2002 private placement, which was filed on April 14, 2003 as Exhibit 6.5 to our annual report on Form 10-KSB for the year ended December 31, 2002, contained a registration rights provision that did not require payment of any liquidated damages.

2. Significant Accounting Policies, Intangible Assets Related to Businesses Acquired, page F-16

31.          We note your response to comment 59 of our letter dated May 24, 2006 that your acquired identifiable intangible assets consisted of utility patent applications only. However, we note your disclosure that your identifiable intangible assets consist primarily of utility patent applications. Please advise or revise.

Response

Reference is made to the subsection captioned “Depreciation and Amortization Expense” on page 25 and the first paragraph under the section captioned “Intangible Assets Related to Businesses Acquired” on page F-16 of the prospectus, which clarify that identifiable intangible assets are comprised solely of utility patents.

12. Acquisition of pHarlo Assets, page F-27

32.          You have referred to the subsection entitled “Goodwill and Intangible Assets” on page 16 in response to comment 63 of our letter dated May 24, 2006. It is unclear how you addressed this comment in your filing. Therefore, we repeat our comment to disclose the factors that contributed to a purchase price that results in recognition of goodwill. Refer to paragraph 51.b of SFAS No. 141.

Response

Our reference to subsection “Goodwill and Intangible Assets” on page 16 (of the prospectus in Amendment No. 1 to our registration statement on Form S-1) in response to comment 63 of your letter dated May 24, 2006, was incorrect. We revised in Amendment No. 1 our disclosure under Note 12 to the consolidated financial statements to include the following discussion after the first sentence of the first paragraph on page F-29 (page F-27 in Amendment No. 2) to clarify the primary reason of the acquisition: “The acquisition of these assets will allow the Company to manufacture and exploit the full market potential of these products without any restrictions from the selling companies.”

We also revised our disclosure under the same Note to include the following discussion after the first sentence of the third paragraph to include a description of the factors that contributed to a purchase price that results in recognition of goodwill: “Goodwill has been recorded to the extent the purchase price, including certain acquisition and closing costs, exceeds the fair value of the net identifiable tangible and intangible assets acquired at the date of the acquisition.”

33.          We have reviewed your response to comment 62 of our letter dated May 24, 2006 regarding your valuation of the shares issued in conjunction with your acquisition of the pHarlo Group based on the average closing market price for the seven days period following the announcement of the completed acquisition. It remains unclear to us how the use of the market prices for the period following the announcement is in accordance with GAAP and gives the most accurate value of the per share price. In particular, EITF 99-12 clarifies paragraph 74 of APB Opinion No. 16 in specifically stating in paragraph 4 that:

“...the value of the acquirer’s marketable equity securities issued to effect a purchase business combination should be [emphasis added] determined, pursuant to the guidance in paragraph 74 of Opinion 16, based on the market price of the securities over a reasonable period of time before and after the terms of the acquisition are agreed to and announced...Task Force members observed that the reasonable period of time referred to in paragraph 74 of Opinion 16 is intended to be very short, such as a few days before and after the acquisition is agreed to and announced.”

Please explain accordingly.

Response

As we indicated in our response to your comment 62 of your letter dated May 24, 2006, in determining the value of the shares, we used the guidance of EITF 99-12 and paragraph 74 of APB Opinion No. 16. Paragraph 74 states that “the market price for a reasonable period before and after the date the terms of the acquisition are agreed to and announced should be considered in determining the cost of an acquired company as of the date of acquisition.”

Additionally paragraph 22 of SFAS 141 states that:

The fair value of securities traded in the market is generally more clearly evident than the fair value of an acquired entity (paragraph 6). Thus, the quoted market price of an equity security issued to effect a business combination generally should be used to estimate the fair value of an acquired entity after recognizing possible effects of price fluctuations, quantities traded, issue costs, and the like. The market price for a reasonable period before and after the date that the terms of the acquisition are agreed to and announced shall be considered in determining the fair value of securities issued (Opinion 16, paragraph 74).

In reviewing the historical prices of the stock before and after the announcement and taking into account the possible effects of the quantities traded, we concluded that using the market prices for seven days following the announcement gives the most accurate value of the per share rice. We also considered the dilutive effect that the issuance of approximately 19 million shares of common stock (approximately 1/3 of total outstanding shares) would have on the price of the stock. The impact of the dilution was not reflected in the per share price prior to the announcement.

Accordingly we believe that our methodology is determining the value of the shares is in accordance with GAAP.

Restructuring Charges

34.          We have reviewed your disclosures on page 17, Note 18 on page F-34, and Note 13 on page F-60 in response to comment 64 of our letter dated May 24, 2006. It is unclear how you responded fully to our comment, specifically, providing the total expected costs to be incurred related to these activities, the cumulative amount of costs recognized thus far, the expected date of completion of these restructuring activities, and the reasonably likely material effects on future earnings and cash flows resulting from the restructuring plans discussed, including quantification of these effects and when these effects are expected to be realized. Therefore, we repeat our comment.

Response

We have revised the Notes to our December 31, 2005 and June 30, 2006 financial statements to discuss the costs incurred for the three separate personnel reductions that took place in the fourth quarter of 2005, in the first quarter of 2006 and in the second quarter of 2006. We have also included disclosures related to the resulting cost saving and timing of these savings. The costs related to these personnel reduction actions, in their majority, were incurred and paid in the same quarter.

Reference is made to the third paragraph of the subsection captioned “Selling, General and Administrative” on page 22 , Note 18 on pages F-32 and F-33, Note 13 on pages F-48 and F-49 and Note 15 on page F-49 of the prospectus.

Part II — Information Not Required In Prospectus, page II-1

Item 15. Recent Sales of Unregistered Securities, page II-1

35.          We read you response to comment 67 of our letter dated May 24, 2006. Please provide us with your detailed analysis regarding the availability of these stated exemptions, including a detailed description of the facts and the material terms of the options. For example, what is the exercise price of the options?

Response

Reference is made to the disclosure under the subsection “Stock Option Grants” on pages II-3 to II-5 of the Registration Statement.

Item 16. Exhibits and Financial Statement Schedules, page II-3

36.          Please file your 2006 Stock Plan as an exhibit to your registration statement.

Response

Reference is made to Exhibit 10.75 to the Registration Statement.

Item 17. Undertakings, page II-9

37.          We note the undertakings set forth in paragraph (4). It does not appear that you have omitted any information from your prospectus in reliance on Rule 430B of Regulation C. Please revise accordingly.

Response

The undertakings set forth in paragraph (4) under Item 17 of the Registration Statement have been deleted.

Form 10-KSB for the fiscal year ended December 31, 2005

Consolidated Statements of Operations, page 40

38.          We note that you have revised your Inception column in your consolidated statements of operations on page F-5 of your registration statement in response to comment 58 of our letter dated May 24, 2006. We also note that your revisions would be considered a correction of an error in your previously issued financial statements as defined by paragraph 2(h) of SFAS No. 154. Amend your Form 10-KSB for the year ended December 31, 2005 to revise the Inception column in the statement of operations. We remind you that when you file your restated Form 10-K you should appropriately address the following:

•                                          an explanatory paragraph in the reissued audit opinion,

•                                          full compliance with SFAS 154, paragraphs 25 and 26,

•                                          updated Item 9A. disclosures should include the following:

•                  a discussion of the restatement and the facts and circumstances surrounding it,

•                  changes to internal controls over financial reporting, and

•                  anticipated changes to disclosure controls and procedures and/or internal controls over financial reporting to prevent future misstatements of a similar nature.

Refer to Items 307 and 308(c) of Regulation S-B.

•                                          updated certifications.

In addition, file an Item 4.02 Form 8-K to alert your investors of the non-reliance on your previously issued financial statements.

Response

In response to bullet one we have included in the prospectus and will include in the amended 10-KSB for the period ended December 31, 2005 a reissued audit opinion that is dual dated for the restatement footnote. However, relying on paragraph 16 of section 420 of the Auditing Standards we believe that an explanatory paragraph of the restatement is not required.

In response to bullet two we have included in the prospectus and will include in the amended 10-KSB for the period ended December 31, 2005 a footnote disclosure explaining the restatement. However, we do not believe that paragraph 25 of SFAS 154 is applicable to us.

In response to bullet three we have revised our disclosure controls and procedures in our report on Form 10-Q for the period ended June 30, 2006 and we will revise the same disclosure in the amended 10-KSB for the period ended December 31, 2005.

In response to bullet three we believe that Item 4.02 of Form 8-K is not required since it is not probable that the correction of the mathematical error, that affected certain amounts in the Inception to Date column, would have affected the judgment of a reasonable person relying on the information.

SAB 99 notes that FASB Statement of Financial Accounting Concepts No. 2 has defined materiality as follows:

The omission or misstatement of an item in a financial report is material if, in the light of surrounding circumstances, the magnitude of the item such that it is probable that the judgment of a reasonable person relying upon the report would have been changed or influenced by the inclusion or correction of the item.

In light of materiality, we believe Item 4.02 of Form 8-K is not warranted because of the following reasons:

1)              The error, a mathematical error, did not impact the years ended December 31, 2005, 2004, or 2003.

2)              The error did not impact subtotals and totals of the Inception to Date column. Specifically, total expenses, loss from operations, net loss and per share data were not impacted by the error.

3)              On January 1, 2006, we exited the development stage status. Hence, beginning with the quarterly period ended March 31, 2006 on Form 10-Q, development stage disclosures, including inception information, is not disclosed.

We believe that the judgment of an investor relying on these financial statements would not have changed or influenced as a result of the correction of the mathematical error as it is not likely that an investor in our company would be relying on the inception to date column to make a prudent business decision on whether or not to invest in our company.

* * * * *

We hope you will find this letter responsive to your comments. If you have any questions regarding these responses, please contact Joseph H. Schmitt of Sonnenschein Nath & Rosenthal LLP at (212) 768-6983 or, in his absence, Kenneth A. Rosenblum of the same firm at (212) 768-6981.

Very truly yours,

/s/ Stathis Kouninis
Stathis Kouninis
Chief Financial Officer

cc:	Andrew Schoeffler, Staff Attorney
Ryan Rohn, Staff Accountant
Nili Shah, Accounting Branch Chief